ASSET DECOMMISSION OBLIGATION - (Details) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
ASSET DECOMMISSION OBLIGATION
Useful life			40 years
Estimated cost of transportation and final disposal of low and medium activity operational tailings			R$ 54,555
Estimated implementation cost of the Installation for the Storage of Irradiated Fuels (UFC) and the respective system for moving the fuel elements to the installation			610,127
Amount of adjustment to present value of decommissioning, low and medium activity tailings and used nuclear fuel recognized in other financial expenses			R$ 153,539	R$ 145,260
Discount rate (as a percent)			5.86%
Decommisioning, Total Cost Estimate			R$ 4,190,415
Decommisioning, Present Value Adjustment			(1,697,949)
Decommisioning, Present Value Estimate			2,497,466	2,026,997
Low and Medium Activity Waste and Nuclear Fuel used, Total Cost Estimate			664,682
Low and Medium Activity Waste and Nuclear Fuel used, Present Value Adjustment			(27,769)
Low and Medium Activity Waste and Nuclear Fuel used, Present Value Estimate			636,913	593,131
Total Asset Demobilization Liabilities, Total Cost Estimate			4,855,097
Total Asset Demobilization Liabilities, Present Value Adjustment			(1,725,718)
Total Asset Demobilization Liabilities, Present Value Estimate			3,129,379	2,620,128
Angra 1 plant
ASSET DECOMMISSION OBLIGATION
Useful life	60 years	40 years
Decommisioning, Total Cost Estimate			1,928,878
Decommisioning, Present Value Adjustment			(369,677)
Decommisioning, Present Value Estimate			1,559,201	1,367,056
Low and Medium Activity Waste and Nuclear Fuel used, Total Cost Estimate			248,137
Low and Medium Activity Waste and Nuclear Fuel used, Present Value Adjustment			(10,367)
Low and Medium Activity Waste and Nuclear Fuel used, Present Value Estimate			237,770	221,426
Total Asset Demobilization Liabilities, Total Cost Estimate			2,172,015
Total Asset Demobilization Liabilities, Present Value Adjustment			(380,044)
Total Asset Demobilization Liabilities, Present Value Estimate			1,791,971	1,588,482
Angra 2 Plant
ASSET DECOMMISSION OBLIGATION
Decommisioning, Total Cost Estimate			2,266,537
Decommisioning, Present Value Adjustment			(1,328,272)
Decommisioning, Present Value Estimate			938,265	659,941
Low and Medium Activity Waste and Nuclear Fuel used, Total Cost Estimate			416,545
Low and Medium Activity Waste and Nuclear Fuel used, Present Value Adjustment			(17,402)
Low and Medium Activity Waste and Nuclear Fuel used, Present Value Estimate			399,143	371,705
Total Asset Demobilization Liabilities, Total Cost Estimate			2,683,082
Total Asset Demobilization Liabilities, Present Value Adjustment			(1,345,674)
Total Asset Demobilization Liabilities, Present Value Estimate			R$ 1,337,408	R$ 1,031,646